RELATED PARTY BALANCES AND TRANSACTIONS - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Payroll and related expenses	$ 2,005	$ 1,537
Share-based compensation	2,791	812
Professional fees	$ 1,391	$ 359